Stockholders' Equity (Details Textual) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended						2 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	24 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2012	Oct. 21, 2012	Nov. 26, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2013	Jan. 14, 2013	Jun. 06, 2012	Feb. 03, 2012	Jul. 20, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Promissory Notes [Member]	Dec. 31, 2012 Convertible Notes and Accrued Interest [Member]	Dec. 31, 2012 Related Party Convertible Note and Accrued Interest [Member]	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jul. 20, 2012 Employees, Friends and Family [Member] Convertible Notes Payable [Member]	Nov. 26, 2012 Director [Member]	Oct. 24, 2012 Director [Member]	Apr. 16, 2012 Director [Member]	Mar. 29, 2012 Director [Member]	Dec. 31, 2012 Employee [Member]	Dec. 31, 2012 Vendor Professional [Member]	Mar. 31, 2013 Michael Chretien [Member]	Dec. 31, 2012 Michael Chretien [Member]	Mar. 31, 2013 Matthew Chretien [Member]	Dec. 31, 2012 Matthew Chretien [Member]	Mar. 02, 2009 Jackie Chretien [Member]	Dec. 31, 2012 Jackie Chretien [Member]	Jul. 16, 2012 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member] Restricted Stock [Member]	Dec. 31, 2012 January 14, 2013 [Member]	Dec. 31, 2012 January 14, 2013 [Member] Mr Haddix [Member]	Dec. 31, 2012 January 28, 2013 [Member]	Dec. 31, 2012 January 28, 2013 [Member] Four Accredited Investors [Member]	Dec. 31, 2012 January 28, 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 Febraury 8, 2013 [Member]	Dec. 31, 2012 Febraury 8, 2013 [Member]	Dec. 31, 2012 Febraury 13, 2013 [Member]	Mar. 31, 2013 Febraury 15, 2013 [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member]	Mar. 31, 2013 Febraury 15, 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 Febraury 15, 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15, 2013 [Member] Mr Haddix [Member]	Mar. 31, 2013 Febraury 28, 2013 [Member]	Dec. 31, 2012 Febraury 28, 2013 [Member]	Mar. 31, 2013 Febraury 28, 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 March 6, 2013 [Member]	Dec. 31, 2012 January 30, 2013 [Member]	Mar. 31, 2013 February 28, 2013 and March 6, 2013 [Member] Accredited Investors [Member]	Dec. 31, 2012 February 28, 2013 and March 6, 2013 [Member] Accredited Investors [Member]	Dec. 31, 2013 February 28, 2013 and March 6, 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 January 28, 2013 and February 7, 2013 [Member]	Dec. 31, 2012 January 28, 2013 and February 7, 2013 [Member]	Dec. 31, 2012 March 5, 2013 [Member]	Dec. 31, 2012 March 5, 2013 [Member] Convertible Notes and Accrued Interest [Member]	Dec. 31, 2012 March 5, 2013 [Member] Jackie Chretien [Member]	Dec. 31, 2012 March 5, 2013 [Member] Jackie Chretien [Member] Convertible Notes and Accrued Interest [Member]	Mar. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Mar. 31, 2013 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Feb. 15, 2013 Alpharion Capital Partners Inc [Member]	Mar. 31, 2013 Alpharion Capital Partners Inc [Member] Febraury 15, 2013 [Member]	Dec. 31, 2012 Alpharion Capital Partners Inc [Member] Febraury 15, 2013 [Member]	Feb. 15, 2013 Intellinetics Inc [Member]	Mar. 31, 2013 Intellinetics Inc [Member] Febraury 15, 2013 [Member]	Dec. 31, 2012 Intellinetics Inc [Member] Febraury 15, 2013 [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Minimum [Member]	Dec. 31, 2012 Common Stock [Member] Maximum [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15, 2013 [Member] Matthew Chretien [Member]
Common Stock, Shares Authorized (in shares)				50,000,000		50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001		$ 0.001	$ 0.001						$ 0.001			$ 0.001	$ 0.001		$ 0.001														$ 0.001				$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures																							250,000	20,000																																																		250,000
Fair Value of Stock Price Per Share		$ 0.45	$ 0.70																																		$ 0.28	$ 0.20																$ 0.20	$ 0.20														$ 0.29							$ 0.70	$ 1.59		$ 0.001		$ 0.001
Non Cash Charges for Stock Granted						$ 229,300
Proceeds from Convertible Debt																													80,000																									2,650,000		2,650,000														489,211	489,211	489,211
Accrued Liabilities Current And Noncurrent																		136,138																	4,659																									493		9,014
Debt Discount Rate, Percent																																		10.00%
Debt Instrument, Maturity Date																																		Jan. 01, 2014
Warrants To Purchase Of Common Shares			85,714																						3,500,000	3,500,000	3,500,000	3,500,000													3,500,000																262,500	262,500							1,500,000	1,500,000												3,500,000	3,500,000	3,500,000	3,500,000
Equity Issuance, Per Share Amount												$ 0.84	$ 0.30	$ 0.30	$ 0.30
Investor Warrants Per Share																																																									$ 0.28	$ 0.28
Debt Instrument, Interest Rate, Stated Percentage																															10.00%					15.00%												10.00%									15.00%
Stock Issued During Period, Shares, New Issues	240,000											162,063	2,106,853	87,009	958,570				240,000																																																						15,000,000		1,135
Convertible Notes Payable, Current								154,292			130,000																																					99,659									400,000	400,000
Amortized For Stock Grants						11,250
Proceeds from notes payable				0	674,556	859,056	1,457,500																																										350,000	350,000
Debt Instrument, Periodic Payment																															95,000																						154,292						493		9,014
Common Stock Closing Price Per Share												$ 1.68							$ 0.25
Discount On Sale Of Stock												50.00%
Outstanding Accounts Payable																																							262,000	262,000
Stock Issued During Period, Shares, Issued for Services (in shares)		75,000																																				15,000,000	873,333	873,333														15,000,000	15,000,000												1,686,935	1,686,935	1,686,935					95,000
Restricted Investments Exempt from Registration, at Fair Value																			60,000
Stock Issued During Period, Value, Issued for Services						65,550	0																																50,000	50,000																																		95
Debt Conversion, Converted Instrument, Amount						632,056																																				489,211	489,211
Stock Returned During Period Shares						7,000,000																			3,500,000	3,500,000	3,500,000	3,500,000																3,500,000	3,500,000	3,500,000	3,500,000
Fees and Commissions, Transfer Agent																																																															268,979	268,000
Proceeds from Issuance of Debt				2,731,021		1,353,057																																																			350,000	350,000
Commission Percentage																																																															8.00%	8.00%
Operating Costs and Expenses																																																															28,000	28,000
Issuance of common stock award				2,731,021			20,715						632,056	26,103	287,571																																																										15,000		0
Percentage Of Common Stock Sold																																																																	10.00%	10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights																																	$ 0.32																																$ 0.24
Common Stock, Shares, Issued				47,362,047		36,490,345	0									311,434																	311,434																			47,362,047
Common Stock, Shares, Outstanding				47,362,047		36,490,345	0																																													47,362,047
Class of Warrant or Right, Outstanding																																																				1,848,214
Debt Instrument, Fee Amount																														14,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate										10.00%											10.00%	10.00%									10.00%	10.00%
Notes payable - related party				255,415		464,415	262,707													238,000	12,000	238,000									95,000				99,659
Accrued Expenses of Notes Payables to Related Parties				$ 54,927		$ 72,033	$ 157,859		$ 99,659																							$ 4,659